FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Fund:

     Stating the obvious, we are facing extraordinary and unprecedented times in the financial markets. The events that ultimately culminated in the government's massive financial rescue plan have impacted the market for preferred securities particularly hard. As a result, for the quarter ended August 31, 2008, the Fund's common shareholders experienced a total return on net asset value of -14.2%, subsequent to the quarter-end and through the date of this letter, the net asset value has continued to decline significantly.

     Prices on long-term US Treasury bonds rose during the quarter, as investors sought the safety of government bonds despite historically low yields. On the flip side, there were few buyers and abundant sellers of most preferred securities and corporate bonds. A downward cycle for prices ensued, as selling pressure pushed prices lower which in turn led to more selling pressure.

     This pattern of selling begetting selling is an effect of severe bear market psychology. In addition, investors and lenders, seeking the safety and security of cash, withhold capital from borrowers. Since the free flow of capital is essential to our economy, and economic growth is a key factor in security valuation, concerns about price declines become self-fulfilling. The bears clearly were in control both during and subsequent to the quarter.

     The root cause of the current financial problems remains unresolved-residential real estate markets have yet to stabilize. The speculative component of residential housing has resulted in "bubble and crash" cycles in the past, but the current adjustment is unlike any we can recall. Far too many people wanted to buy homes under the "greater fool" plan and lenders were far too willing to help. The real estate market will eventually return to equilibrium and the dramatic measures taken by the government will help calm the markets. In the meantime we must deal with circumstances at hand.

     Since the end of our fiscal quarter events have transpired at a breathtaking pace - particularly relating to the Fund's use of leverage and its dividend. Our website allows for much more frequent communication than our quarterly letters. We have posted updates throughout this financial crisis and we encourage you to continue visiting us at www.preferredincome.com.

     In addition to managing your Fund, we are also shareholders. We understand your concerns about recent events and we are doing our best to respond to them. Nonetheless, our goals remain constant - conduct exhaustive research and construct an investment portfolio that is designed to deliver high current income consistent with the objectives and guidelines of the Fund.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

October 16, 2008

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2008 (UNAUDITED)

FUND STATISTICS ON 8/31/08
--------------------------
Net Asset Value                            $      9.34
Market Price                               $     10.08
Premium                                           7.92%
Yield on Market Price                             9.23%
Common Stock Shares Outstanding             10,576,453

MOODY'S RATINGS                            % OF PORTFOLIO
---------------                            --------------
AA                                               4.9%
A                                               16.3%
BBB                                             51.3%
BB                                              20.5%
Below "BB"                                       0.1%
Not Rated                                        4.7%
Below Investment Grade                          17.4%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES                        % OF PORTFOLIO
-------------------                        --------------
Banking                                          31%
Utilities                                        29%
Insurance                                        16%
Financial Services                               12%
Energy                                            6%
REITs                                             1%
Other                                             5%

TOP 10 HOLDINGS BY ISSUER                  % OF PORTFOLIO
-------------------------                  --------------
Interstate Power & Light                        5.8%
Merrill Lynch                                   4.2%
Liberty Mutual Group                            4.2%
Banco Santander                                 3.7%
National City                                   3.3%
Sovereign Bancorp                               3.3%
Midamerican Energy                              2.9%
FBOP Corp                                       2.8%
SLM Corp                                        2.6%
Entergy Louisiana                               2.6%

                                           % OF PORTFOLIO**
                                           ----------------
Holdings Generating Qualified
   Dividend Income (QDI) for Individuals          62%
Holdings Generating Income Eligible for
   the Corporate Dividend Received
   Deduction (DRD)                                56%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- 95.7%
               BANKING -- 30.9%
$  3,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...........              $  3,020,100
               Banco Santander:
      25,000      Adj. Rate Pfd. ...........................................                   353,500**(1)
     269,500      6.50% Pfd. ...............................................                 5,398,435**(1)
      42,900      6.80% Pfd. ...............................................                   919,669**(1)
$  2,500,000   Capital One Capital III, 7.686% 08/15/36 ....................                 1,856,000
$  5,210,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..............                 1,629,688
               Citigroup, Inc.:
      55,000      8.125% Pfd., Series AA ...................................                 1,082,812*
     135,000      8.50% Pfd., Series F .....................................                 2,905,200*
      19,648   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...............                   246,828
      50,000   Cobank, ACB, 7.00% Pfd., 144A**** ...........................                 1,643,000*
$  4,400,000   Comerica Capital Trust II, 6.576% 02/20/37 ..................                 2,504,480
       9,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ..................                 4,950,000*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B .........                 2,172,600(1)
       1,750   First Tennessee Bank, Adj. Rate Pfd., 144A**** ..............                   918,750*
$  1,500,000   First Union Capital II, 7.95% 11/15/29 ......................                 1,399,436
$    550,000   HBOS PLC, 6.657%, 144A**** ..................................                   345,785**(1)
       4,400   HSBC Series II, Variable Inverse Pfd., Pvt. .................                         0*+
               HSBC USA, Inc.:
      96,250      6.50% Pfd., Series H .....................................                 2,175,491*
       2,500      $2.8575 Pfd. .............................................                    97,825*
$  3,200,000   JPMorgan Chase & Co., 7.90%, Series I .......................                 2,916,160*
      40,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .....................                   602,500
     274,200   National City Corporation, 9.875% Pfd. ......................                 5,396,256*
      31,500   PFGI Capital Corporation, 7.75% Pfd. ........................                   496,755
$  1,750,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ............                 1,677,900
$  1,500,000   Regions Financing Trust II, 6.625% 05/15/47 .................                   793,200
     271,480   Sovereign Bancorp, 7.30% Pfd., Series C .....................                 4,352,177*
      30,600   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..............                   559,751(2)
       1,000   Sovereign REIT, 12.00% Pfd., Series A, 144A**** .............                   953,860
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
          11      Series 2006-5, Variable Rate Pfd., 144A**** ..............                       275*+
          11      Series 2006-6, Variable Rate Pfd., 144A**** ..............                       275*+
      75,000   Wachovia Corporation, 8.00% Pfd., Series J ..................                 1,398,000*
$  1,000,000   Washington Mutual Preferred Funding IV, 9.75%, 144A**** .....                   448,400
$  1,600,000   Webster Capital Trust IV, 7.65% 06/15/37 ....................                 1,032,480
$  1,000,000   Wells Fargo Capital XIII, 7.70% .............................                   958,900
                                                                                          ------------
                                                                                            55,206,488
                                                                                          ------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 12.2%
     291,500   CIT Group, Inc., 6.35% Pfd., Series A .......................              $  4,093,389*
      25,000   Countrywide Capital IV, 6.75% Pfd. ..........................                   376,562(2)
      50,300   Countrywide Capital V, 7.00% Pfd. 11/01/36 ..................                   748,212
       1,250   First Republic Preferred Capital Corporation, 10.50% Pfd.,
                  144A**** .................................................                 1,321,525
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd.,
                  Series B, 144A**** .......................................                   519,750
               Goldman Sachs:
      20,000      Adj. Rate Pfd., Series C .................................                   323,750*
     125,000      Adj. Rate Pfd., Series D .................................                 1,945,313*
      20,200      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...........                   283,658
          11      Pass-Through Certificates, Class B, 144A**** .............                         0*+
       2,500      STRIPES Custodial Receipts, Pvt. .........................                        25*+
               Lehman Brothers Holdings, Inc.:
      15,000      5.67% Pfd., Series D .....................................                   411,900*
      19,500      5.94% Pfd., Series C .....................................                   529,230*
      25,000      6.50% Pfd., Series F .....................................                   376,500*
      27,500      7.95% Pfd. ...............................................                   427,900*
               Merrill Lynch:
     108,000      Adj. Rate Pfd., Series 5 .................................                 1,275,750*
       3,000      Series II STRIPES Custodial Receipts, Pvt. ...............                        30*+
     200,000      6.25% Pfd. ...............................................                 3,562,000*
      48,700      6.70% Pfd. ...............................................                   911,177*
               SLM Corporation:
       9,000      Adj. Rate Pfd., Series B .................................                   363,375*
     136,855      6.97% Pfd., Series A .....................................                 4,339,672*
                                                                                          ------------
                                                                                            21,809,718
                                                                                          ------------
               INSURANCE -- 13.4%
$  1,000,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 .................                   353,300
$  3,750,000   AON Capital Trust A, 8.205% 01/01/27 ........................                 3,511,624
               Arch Capital Group Ltd.:
      10,000      7.875% Pfd., Series B ....................................                   231,563**(1)
      36,300      8.00% Pfd., Series A .....................................                   832,631**(1)
      35,900   Axis Capital Holdings, 7.50% Pfd., Series B .................                 2,808,457(1)
      90,600   Delphi Financial Group, 7.376% Pfd. 05/15/37 ................                 1,588,336
$  3,000,000   Everest Re Holdings, 6.60% 05/15/37 .........................                 1,986,000

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
               Liberty Mutual Group:
$  4,500,000      7.80% 03/15/37, 144A**** .................................              $  3,359,250
$    500,000      10.75% 06/15/58, 144A**** ................................                   455,600
$    500,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...........                   507,450
     150,000   MetLife, Inc., 6.50% Pfd., Series B .........................                 3,150,375*
$  2,000,000   PartnerRe Finance II, 6.44% 12/01/66 ........................                 1,544,400(1)
               Renaissancere Holdings Ltd.:
      67,550      6.08% Pfd., Series C .....................................                 1,188,880**(1)
      66,400      6.60% Pfd., Series D .....................................                 1,301,440**(1)
       2,100      7.30% Pfd., Series B .....................................                    44,297**(1)
     119,500   Scottish Re Group Ltd., 7.25% Pfd. ..........................                   253,938**(1)+
$    750,000   USF&G Capital, 8.312% 07/01/46, 144A**** ....................                   806,741
                                                                                          ------------
                                                                                            23,924,282
                                                                                          ------------
               UTILITIES -- 29.2%
               Alabama Power Company:
         300      4.52% Pfd. ...............................................                    23,004*
       5,734      4.72% Pfd. ...............................................                   459,064*
       5,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ...                   493,350*
     115,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ............                 5,156,600
         900   Central Hudson Gas & Electric Corporation, 4.96% Pfd.,
                  Series E, Pvt. ...........................................                    78,003*
       5,560   Central Vermont Public Service Corporation, 8.30% Sinking
                  Fund Pfd., Pvt. ..........................................                   572,902*
               Connecticut Light & Power Company:
      34,300      5.28% Pfd., Series 1967 ..................................                 1,511,944*
       1,905      6.56% Pfd., Series 1968 ..................................                    92,831*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd.,
                  Series C .................................................                   172,116*
      30,000   Constellation Energy Group, Inc., 8.625% Pfd. 06/15/63,
                  Series A .................................................                   752,400
$    500,000   Dominion Resources, Inc., 7.50% .............................                   453,650
               Duquesne Light Company:
       7,675      4.10% Pfd. ...............................................                   242,300*
       9,190      4.15% Pfd. ...............................................                   293,712*
         910      4.20% Pfd. ...............................................                    29,429*
       5,490      $2.10 Pfd., Series A .....................................                   177,547*
     100,000   Entergy Arkansas, Inc., 6.45% Pfd. ..........................                 2,470,000*
      46,000   Entergy Louisiana, Inc., 6.95% Pfd. .........................                 4,582,520*
      18,535   Florida Power Company, 4.75% Pfd. ...........................                 1,532,844*

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
               Georgia Power Company:
      13,100      6.125% Pfd. ..............................................              $    320,426*
       5,500      6.50% Pfd., Series 07-A ..................................                   545,270*
       2,010   Great Plains Energy, Inc., 4.50% Pfd. .......................                   162,931*
      50,000   Hawaiian Electric Company, Inc., 5.25% Pfd., Series H,
                  Pvt. .....................................................                   914,065*
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ..............                 2,822,919*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B .....                10,383,360*
               Pacific Enterprises:
      22,430      $4.50 Pfd. ...............................................                 1,772,643*
      10,000      $4.75 Pfd., Series 53 ....................................                   834,100*
       1,095   PacifiCorp, 5.40% Pfd. ......................................                   105,887*
$    500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .....                   494,050
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ..............                   517,550*
$  2,975,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...................                 2,494,537
      23,713   San Diego Gas & Electric Company, $1.70 Pfd. ................                   586,897*
               South Carolina Electric & Gas Company:
      24,456      5.125% Purchase Fund Pfd., Pvt. ..........................                 1,259,484*
       6,703      6.00% Purchase Fund Pfd., Pvt. ...........................                   341,987*
               Southern California Edison:
      10,000      6.00% Pfd., Series C .....................................                   916,000*
      15,000      6.125% Pfd. ..............................................                 1,409,700*
               Southern Union Company:
$  1,000,000      7.20% 11/01/66 ...........................................                   798,700
       5,075      7.55% Pfd. ...............................................                   128,937*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 .....................                   600,075
               Union Electric Company:
      14,150      4.56% Pfd. ...............................................                 1,106,672*
      18,800      $7.64 Pfd. ...............................................                 1,836,008*
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ...............                 1,267,969*
$  1,900,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ................                 1,575,157
                                                                                          ------------
                                                                                            52,289,540
                                                                                          ------------
               ENERGY -- 6.1%
$  4,500,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .................                 4,011,115
$  2,600,000   Enterprise Products Partners, 7.034% 01/15/68 ...............                 2,258,628
       3,500   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** ................                 3,599,190*
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** .................                 1,015,000*(1)
                                                                                          ------------
                                                                                            10,883,933
                                                                                          ------------

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.9%
      40,000   Duke Realty Corporation, 8.375% Pfd., Series O ..............              $    945,600
      30,000   PS Business Parks, Inc., 7.375% Pfd., Series O ..............                   603,750
                                                                                          ------------
                                                                                             1,549,350
                                                                                          ------------
               MISCELLANEOUS INDUSTRIES -- 2.6%
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ...                 1,107,448*
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .........                 3,610,800*
                                                                                          ------------
                                                                                             4,718,248
                                                                                          ------------
               U.S. GOVERNMENT AGENCY -- 0.4%
      74,000   Fannie Mae, Adj. Rate Pfd., Series P ........................                   711,880*
                                                                                          ------------
                                                                                               711,880
                                                                                          ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $215,332,688) ......................................               171,093,439
                                                                                          ------------
CORPORATE DEBT SECURITIES -- 2.1%
               INSURANCE -- 2.1%
$  4,729,000 Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...........                 3,724,560
                                                                                          ------------
                                                                                             3,724,560
                                                                                          ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $4,646,057) ........................................                 3,724,560
                                                                                          ------------
OPTION CONTRACTS -- 0.2%
         188   December Put Options on December U.S. Treasury Bond Futures,
                  Expiring 11/21/08 ........................................                   293,750+
                                                                                          ------------
               TOTAL OPTION CONTRACTS
                  (Cost $328,222) ..........................................                   293,750
                                                                                          ------------
MONEY MARKET FUND -- 0.0%
      35,004   BlackRock Provident Institutional, TempFund .................                    35,004
                                                                                          ------------
               TOTAL MONEY MARKET FUND
                  (Cost $35,004) ...........................................                    35,004
                                                                                          ------------

Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
SECURITIES LENDING COLLATERAL -- 0.5%
     968,100   BlackRock Institutional Money Market Trust ..................              $    968,100
                                                                                          ------------
               TOTAL SECURITIES LENDING COLLATERAL
                  (Cost $968,100) ..........................................                   968,100
                                                                                          ------------
TOTAL INVESTMENTS (Cost $221,310,071***) ...................................    98.5%      176,114,853

OTHER ASSETS AND LIABILITIES (Net) .........................................     1.5%        2,651,995
                                                                               -----      ------------
TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ...................   100.0%++   $178,766,848
                                                                               -----      ------------
AUCTION PREFERRED STOCK (APS) REDEMPTION VALUE .............................               (80,000,000)
                                                                                          ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .................................              $ 98,766,848
                                                                                          ============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)  Foreign Issuer.

(2)  All or a portion of the security is on loan.

+    Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS:

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED)

                                                                                               VALUE
                                                                                           ------------
OPERATIONS:
   Net investment income ...............................................................   $ 10,496,951
   Net realized gain/(loss) on investments sold during the period ......................     (3,721,019)
   Change in net unrealized appreciation/depreciation of investments ...................    (32,818,054)
   Distributions to APS* Shareholders from net investment income, including changes in
      accumulated undeclared distributions .............................................     (3,530,748)
                                                                                           ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    (29,572,870)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...........     (7,541,958)
                                                                                           ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ....................................     (7,541,958)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ..        327,161
                                                                                           ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS ..........................................................        327,161
                                                                                           ------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ....................   $(36,787,667)
                                                                                           ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .................................................................   $135,554,515
   Net decrease in net assets during the period ........................................    (36,787,667)
                                                                                           ------------
   End of period .......................................................................   $ 98,766,848
                                                                                           ============

----------
*    Auction Preferred Stock.

(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ................................................   $      12.85
                                                                                           ------------
INVESTMENT OPERATIONS:
   Net investment income ...............................................................           0.99
   Net realized and unrealized gain/(loss) on investments ..............................          (3.46)

DISTRIBUTIONS TO APS* SHAREHOLDERS:
   From net investment income ..........................................................          (0.33)
                                                                                           ------------
   Total from investment operations ....................................................          (2.80)
                                                                                           ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..........................................................          (0.71)
                                                                                           ------------
   Total distributions to Common Stock Shareholders ....................................          (0.71)
                                                                                           ------------
   Net asset value, end of period ......................................................   $       9.34
                                                                                           ============
   Market value, end of period .........................................................   $      10.08
                                                                                           ============
   Common Stock shares outstanding, end of period ......................................     10,576,453
                                                                                           ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ..............................................................           7.81%**
   Operating expenses ..................................................................           1.93%**

SUPPLEMENTAL DATA:++
   Portfolio turnover rate .............................................................             57%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) ..   $    178,767
   Ratio of operating expenses to total average net assets available to Common and
      Preferred Stock ..................................................................           1.15%**

----------
(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

*    Auction Preferred Stock.

**   Annualized.

***  Not Annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to APS Shareholders.

++   Information presented under heading Supplemental Data includes APS.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                                TOTAL                                   DIVIDEND
                              DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                                PAID        VALUE     CLOSING PRICE     PRICE(1)
                              ---------   ---------   -------------   ------------
December 31, 2007 .........    $0.0860      $12.29        $11.70         $12.17
January 31, 2008 ..........     0.0860       12.93         12.82          12.92
February 29, 2008 .........     0.0775       12.62         12.00          12.03
March 31, 2008 ............     0.0775       11.03         10.18          10.44
April 30, 2008 ............     0.0775       11.37         11.03          11.23
May 31, 2008 ..............     0.0775       11.15         11.73          11.15
June 30, 2008 .............     0.0775       10.28         10.44          10.28
July 31, 2008 .............     0.0775        9.38         10.19           9.68
August 31, 2008 ...........     0.0775        9.34         10.08           9.58

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2008 the aggregate cost of securities for federal income tax purposes was $221,138,285, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,184,753 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $49,208,185.

2.   ADDITIONAL ACCOUNTING STANDARDS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

     In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under SFAS 157 are described below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows:

                                                                        OTHER FINANCIAL
                                                                          INSTRUMENTS
                                                         INVESTMENTS      (UNREALIZED
                                                        IN SECURITIES    APPRECIATION/
VALUATION INPUTS                                       (MARKET VALUE)    DEPRECIATION)*
----------------                                       --------------   ---------------
Level 1 - Quoted Prices - Investments ..............    $ 45,331,729          $--
Level 2 - Other Significant Observable Inputs ......     129,815,024           --
Level 3 - Significant Unobservable Inputs ..........              --           --
                                                        ------------          ---
TOTAL ..............................................    $175,146,753          $--

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of August 31, 2008 the Fund does not have any other financial instruments.

                          Flaherty & Crumrine Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.   SECTION 19 NOTICES

     Section 19 of the Investment Company Act of 1940 requires registered investment companies to include a notice with the payment of a dividend if a portion of that dividend may come from sources other than undistributed net income (other sources could include realized gains from the sale of securities and non-taxable return of capital). Copies of the Section 19 notices for the Fund are available on the website at www.preferredincome.com.

     The amounts and sources of distributions reported below are only estimates and are not being provided for tax reporting purposes. Form 1099-DIV will be sent to shareholders in January 2009 reporting the amount and tax characterization of distributions for the 2008 calendar year.

                                              SOURCE OF DISTRIBUTIONS AS OF 8/31/08
                                        ------------------------------------------------
                                            NET           NET         RETURN   TOTAL PER
                                        INVESTMENT      REALIZED       OF       COMMON
                                          INCOME     CAPITAL GAINS   CAPITAL     SHARE
                                        ----------   -------------   -------   ---------
Calendar 2008 Distributions .........     $0.5955        $0.00       $0.0330    $0.6285
Percentage of Total Distributions ...        94.7%         0.0%          5.3%        --

4.   SUBSEQUENT EVENTS

     On September 7, 2008, Fannie Mae was placed into conservatorship. The value of preferred stock issued by this entity, which was held by the Fund, has been adversely impacted and is not reflected in this report. From August 31, 2008 to September 25, 2008, when the Fund sold its remaining position, the decrease in value totaled $572,760.

     On September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy. On September 26, 2008, Washington Mutual Inc. filed for bankruptcy. As a result, the Fund may not be able to recover the principal invested in securities issued by these entities, and also does not expect to receive income payments on these securities going forward. The value of securities issued by these entities, which were held by the Fund, has been adversely impacted and may decline further. The decline since August 31, 2008 is not reflected in this report.

     Subsequent to the reporting period, the market values of certain investments of the Fund have declined significantly and may decline further as a result of the ongoing financial crisis. The market value of the Fund's investments is reflected in the weekly net asset values reported by the Fund.

     The Funds are subject to several different asset coverage requirements that arise from the use of leverage by the Fund. The decline in asset values has resulted in the Fund not meeting these asset coverage requirements at various points in time since the end of the fiscal quarter. According to these requirements, the Fund may not declare, set aside, or pay a common stock dividend unless the asset coverage requirements are met. The Fund has delayed the payment of the September common stock dividend as a result. To meet the requirements and pay the delayed dividend and future dividends, the Fund has been selling assets to raise cash, and has applied much of the proceeds to the reduction of

Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

leverage or invested in higher quality short-term securities in anticipation of future reductions in leverage. On October 14, 2008, the Fund announced the redemption of $8.1 million of auction preferred stock to be redeemed on November 12, 2008. The Fund may be adversely impacted by the reduction in leverage. Updated information on the status of these requirements may be found on the Fund website at www.preferredincome.com.

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

                           (FLAHERTY & CRUMRINE LOGO)
                              PREFERRED INCOME FUND

                                Quarterly Report

                                 August 31, 2008

                             www.preferredincome.com

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PNC Global Investment Servicing
               (U.S.) Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.